Ordinary shares, share premium, and other equity (Narrative) (Details) £ / shares in Units, £ in Millions, shares in Millions			12 Months Ended
		Sep. 11, 2018 GBP (£)	Dec. 31, 2018 GBP (£) Issuance Redemptions £ / shares shares	Dec. 31, 2017 GBP (£) Issuance Redemptions £ / shares shares		Dec. 31, 2016 GBP (£) shares		May 10, 2017 £ / shares shares
Repurchase of shares			£ 3,582	£ 1,339		£ 1,587
Capital reorganisation			0
Equity			63,779	66,016	[1]	71,365	[1]
Notional amount			6,705	6,440
Barclays PLC [member]
Capital reorganisation			0
Equity			£ 54,180	£ 39,205		£ 36,322
Ordinary shares [member]
Number of shares outstanding | shares			17,133	17,060		16,963
Par value per share | £ / shares			£ 25
Called up share capital and share premium [member]
Capital reorganisation	[2]		£ (17,873)
Equity	[2]		4,311	£ 22,045		£ 21,842
At1 securities issuance			0	0
Called up share capital and share premium [member] | Barclays PLC [member]
Capital reorganisation		£ (17,873)	(17,873)
Equity			£ 4,311	£ 22,045		21,842
Called up share capital and share premium [member] | Ordinary shares [member]
Number of shares outstanding | shares			17,133	17,060
Par value per share | £ / shares			£ 25	£ 25
Share repurchase program [member] | Ordinary shares [member]
Par value per share | £ / shares								£ 25
Number of shares authorised | shares								1,706
Repurchase of shares			£ 0	£ 0
Retained earnings [member]
Capital reorganisation			17,873
Equity			43,460	27,536		30,531
Retained earnings [member] | Barclays PLC [member]
Capital reorganisation		£ 17,873	17,873
Equity			39,842	7,737		7,607
Other equity instruments [member]
Capital reorganisation	[2]		0
Equity	[2]		9,632	8,941		6,449
At1 securities issuance			1,925	2,490
Other equity instruments [member] | Barclays PLC [member]
Capital reorganisation			0
Equity			£ 9,633	£ 8,943		£ 6,453
AT1 Securities [member]
Rights, preferences and restrictions attaching to class of share capital			AT1 securities rank behind the claims against Barclays PLC of 1) unsubordinated creditors; 2) claims which are expressed to be subordinated to the claims of unsubordinated creditors of Barclays PLC but not further or otherwise; or 3) claims which are, or are expressed to be, junior to the claims of other creditors of Barclays PLC, whether subordinated or unsubordinated, other than claims which rank, or are expressed to rank, pari passu with, or junior to, the claims of holders of the AT1 securities.
Description of interest rate			AT1 securities bear a fixed rate of interest until the initial call date. After the initial call date, in the event that they are not redeemed, the AT1 securities will bear interest at rates fixed periodically in advance for five-year periods based on market rates.
Description of arrangement for contingent consideration arrangements and indemnification assets			All AT1 securities will be converted into ordinary shares of Barclays PLC, at a pre-determined price, should the fully loaded CET1 ratio of the Barclays PLC Group fall below 7.0%.
AT1 Securities [member] | Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities [member]
Number of convertible instruments issued | Issuance			1	2
Number of convertible instruments redeemed | Redemptions			1	0
Issuances of AT1 equity instruments [member] | Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities [member]
Notional amount			£ 2,500	£ 2,500
Redemptions of AT1 equity instruments [member] | Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities [member]
Notional amount			£ 2,000

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .

[2]	a For further details refer to Note 29 .